Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Operating Results of Discontinued Operations and Assets Held for Sale and Related Liabilities
The following table provides the operating results of Discontinued operations of HealthTronics, net of tax for the three years ended December 31(in thousands):

	2014	2013	2012
Revenue	$14,443	$207,194	$211,627
Income (loss) from discontinued operations before income taxes	$6,434	$(119,690)	$(11,160)
Income taxes	757	(22,776)	(17,147)
Discontinued operations, net of tax	$5,677	$(96,914)	$5,987

There were no Assets and Liabilities held for sale relating to HealthTronics included in the Consolidated Balance Sheet as of December 31, 2014. The following table provides the components of Assets and Liabilities held for sale as of December 31, 2013 (in thousands):

December 31, 2013
Current assets	$69,131
Property, plant and equipment	23,461
Goodwill and other intangibles, net	58,761
Other assets	8,904
Assets held for sale	$160,257
Current liabilities	$27,656
Long term debt, less current portion, net	3,354
Other liabilities	561
Liabilities held for sale	$31,571
The following table provides the operating results of the Discontinued operations of AMS, net of tax for the three years ended December 31 (in thousands):

	2014	2013	2012
Revenue	$496,505	$492,226	$504,487
Litigation-related expense and other contingencies, net	1,273,358	474,792	92,000
Loss from discontinued operations before income taxes	(1,225,576)	(944,933)	(718,374)
Income taxes	(440,107)	(167,809)	(75,237)
Discontinued operations, net of tax	$(785,469)	$(777,124)	$(643,137)
The following table provides the components of Assets and Liabilities held for sale as of December 31, 2014 and 2013 (in thousands):

	December 31, 2014	December 31, 2013
Current assets	$165,075	$168,760
Property, plant and equipment	41,122	45,203
Goodwill	862,960	806,838
Other intangibles, net	861,174	925,460
Other assets	7,533	6,616
Assets held for sale	$1,937,864	$1,952,877
Current liabilities	$53,143	$62,110
Deferred income taxes	46,538	51,671
Other liabilities	3,657	3,901
Liabilities held for sale	$103,338	$117,682
The following table provides the Depreciation and amortization and Purchases of property, plant and equipment of AMS for the three years ended December 31 (in thousands):

	2014	2013	2012
Cash flows from discontinued operating activities:
Net loss	$(785,469)	$(777,124)	$(643,137)
Depreciation and amortization	70,275	72,003	84,089
Cash flows from discontinued investing activities:
Purchase of property, plant and equipment	$(4,423)	$(3,517)	$(5,271)